Note 7 - Notes Payable (Details) - Long-Term Debt (Parentheticals) (USD $) In Thousands, unless otherwise specified			3 Months Ended	12 Months Ended					3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended					3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	Nov. 30, 2013	Jan. 25, 2013	Mar. 31, 2014 Note Payable Collateralized by Real Estate Due September 1, 2026 [Member]	Dec. 31, 2013 Note Payable Collateralized by Real Estate Due September 1, 2026 [Member]	Mar. 31, 2014 Notes Payable for Insurance Premiums Due April, 2014 [Member]	Dec. 31, 2013 Notes Payable for Insurance Premiums Due April, 2014 [Member]	Mar. 31, 2014 Nine Percent Series B Senior Secured Redeemable Debentures Due September 30, 2013 to February 28, 2014 [Member]	Dec. 31, 2013 Nine Percent Series B Senior Secured Redeemable Debentures Due September 30, 2013 to February 28, 2014 [Member]	Mar. 31, 2014 Note Payable Collateralized by Building with a Balloon Payment November 30, 2017 [Member]	Dec. 31, 2013 Note Payable Collateralized by Building with a Balloon Payment November 30, 2017 [Member]	Mar. 31, 2014 Notes Payable Collateralized by Equipment Due December 9, 2014 to August 25, 2018 [Member]	Dec. 31, 2013 Notes Payable Collateralized by Equipment Due December 9, 2014 to August 25, 2018 [Member]	Mar. 31, 2014 Note Payable Collateralized by Real Estate Due December 28, 2032 [Member]	Dec. 31, 2013 Note Payable Collateralized by Real Estate Due December 28, 2032 [Member]	Mar. 31, 2014 Ten Percent Convertible Promissory Note to a Related Party Due May 17, 2013 Due February 17, 2017 [Member]	Dec. 31, 2013 Ten Percent Convertible Promissory Note to a Related Party Due May 17, 2013 Due February 17, 2017 [Member]	Mar. 31, 2014 Promissory Notes Assumed in Acquisition Secured by Accounts Receivable, Inventory and Equipment Due On Demand, Maturing January 25, 2013 and February 10, 2013 [Member]	Dec. 31, 2013 Promissory Notes Assumed in Acquisition Secured by Accounts Receivable, Inventory and Equipment Due On Demand, Maturing January 25, 2013 and February 10, 2013 [Member]	Mar. 31, 2014 Note Payable Collateralized by Real Estate Due September 1, 2026 [Member]	Dec. 31, 2013 Note Payable Collateralized by Real Estate Due September 1, 2026 [Member]	Mar. 31, 2014 Note Payable Assumed in Acquisition Collateralized by Equipment Due January 20, 2013 to November 2, 2017 [Member]	Dec. 31, 2013 Note Payable Assumed in Acquisition Collateralized by Equipment Due January 20, 2013 to November 2, 2017 [Member]	Mar. 31, 2014 Note Payable Assumed in Acquisition Collateralized by Equipment Due September 14, 2014 to January 11, 2017 [Member]	Dec. 31, 2013 Note Payable Assumed in Acquisition Collateralized by Equipment Due September 14, 2014 to January 11, 2017 [Member]	Mar. 31, 2014 Note Payable Collateralized by Property and Equipment Due September 13, 2023 [Member]	Dec. 31, 2013 Note Payable Collateralized by Property and Equipment Due September 13, 2023 [Member]	Mar. 31, 2014 Promissory Note to Related Party Due April 30, 2014 [Member]	Dec. 31, 2013 Promissory Note to Related Party Due April 30, 2014 [Member]	Mar. 31, 2014 Notes Payable for Mag Tank Financing Due November 14, 2014 to December 19, 2014 [Member]	Dec. 31, 2013 Notes Payable for Mag Tank Financing Due November 14, 2014 to December 19, 2014 [Member]	Mar. 31, 2014 Notes Payable for Mag Tank Financing Due February 28, 2015 and March 14, 2015 [Member]	Dec. 31, 2013 Notes Payable for Mag Tank Financing Due February 28, 2015 and March 14, 2015 [Member]	Mar. 31, 2014 Date Range Start [Member] Nine Percent Series B Senior Secured Redeemable Debentures Due September 30, 2013 to February 28, 2014 [Member]	Dec. 31, 2013 Date Range Start [Member] Nine Percent Series B Senior Secured Redeemable Debentures Due September 30, 2013 to February 28, 2014 [Member]	Mar. 31, 2014 Date Range Start [Member] Notes Payable Collateralized by Equipment Due December 9, 2014 to August 25, 2018 [Member]	Dec. 31, 2013 Date Range Start [Member] Notes Payable Collateralized by Equipment Due December 9, 2014 to August 25, 2018 [Member]	Mar. 31, 2014 Date Range Start [Member] Ten Percent Convertible Promissory Note to a Related Party Due May 17, 2013 Due February 17, 2017 [Member]	Dec. 31, 2013 Date Range Start [Member] Ten Percent Convertible Promissory Note to a Related Party Due May 17, 2013 Due February 17, 2017 [Member]
Mar. 31, 2014
Date Range Start [Member]
Promissory Notes Assumed in Acquisition Secured by Accounts Receivable, Inventory and Equipment Due On Demand, Maturing January 25, 2013 and February 10, 2013 [Member]

Dec. 31, 2013
Date Range Start [Member]
Promissory Notes Assumed in Acquisition Secured by Accounts Receivable, Inventory and Equipment Due On Demand, Maturing January 25, 2013 and February 10, 2013 [Member]
																																									Mar. 31, 2014 Date Range Start [Member] Note Payable Assumed in Acquisition Collateralized by Equipment Due January 20, 2013 to November 2, 2017 [Member]	Dec. 31, 2013 Date Range Start [Member] Note Payable Assumed in Acquisition Collateralized by Equipment Due January 20, 2013 to November 2, 2017 [Member]	Mar. 31, 2014 Date Range Start [Member] Note Payable Assumed in Acquisition Collateralized by Equipment Due September 14, 2014 to January 11, 2017 [Member]	Dec. 31, 2013 Date Range Start [Member] Note Payable Assumed in Acquisition Collateralized by Equipment Due September 14, 2014 to January 11, 2017 [Member]	Mar. 31, 2014 Date Range Start [Member] Notes Payable for Mag Tank Financing Due November 14, 2014 to December 19, 2014 [Member]	Dec. 31, 2013 Date Range Start [Member] Notes Payable for Mag Tank Financing Due November 14, 2014 to December 19, 2014 [Member]	Mar. 31, 2014 Date Range Start [Member] Notes Payable for Mag Tank Financing Due February 28, 2015 and March 14, 2015 [Member]	Dec. 31, 2013 Date Range Start [Member] Notes Payable for Mag Tank Financing Due February 28, 2015 and March 14, 2015 [Member]	Mar. 31, 2014 Date Range End [Member] Nine Percent Series B Senior Secured Redeemable Debentures Due September 30, 2013 to February 28, 2014 [Member]	Dec. 31, 2013 Date Range End [Member] Nine Percent Series B Senior Secured Redeemable Debentures Due September 30, 2013 to February 28, 2014 [Member]	Mar. 31, 2014 Date Range End [Member] Notes Payable Collateralized by Equipment Due December 9, 2014 to August 25, 2018 [Member]	Dec. 31, 2013 Date Range End [Member] Notes Payable Collateralized by Equipment Due December 9, 2014 to August 25, 2018 [Member]	Mar. 31, 2014 Date Range End [Member] Ten Percent Convertible Promissory Note to a Related Party Due May 17, 2013 Due February 17, 2017 [Member]	Dec. 31, 2013 Date Range End [Member] Ten Percent Convertible Promissory Note to a Related Party Due May 17, 2013 Due February 17, 2017 [Member]
Mar. 31, 2014
Date Range End [Member]
Promissory Notes Assumed in Acquisition Secured by Accounts Receivable, Inventory and Equipment Due On Demand, Maturing January 25, 2013 and February 10, 2013 [Member]

Dec. 31, 2013
Date Range End [Member]
Promissory Notes Assumed in Acquisition Secured by Accounts Receivable, Inventory and Equipment Due On Demand, Maturing January 25, 2013 and February 10, 2013 [Member]
																																																									Mar. 31, 2014 Date Range End [Member] Note Payable Assumed in Acquisition Collateralized by Equipment Due January 20, 2013 to November 2, 2017 [Member]	Dec. 31, 2013 Date Range End [Member] Note Payable Assumed in Acquisition Collateralized by Equipment Due January 20, 2013 to November 2, 2017 [Member]	Mar. 31, 2014 Date Range End [Member] Note Payable Assumed in Acquisition Collateralized by Equipment Due September 14, 2014 to January 11, 2017 [Member]	Dec. 31, 2013 Date Range End [Member] Note Payable Assumed in Acquisition Collateralized by Equipment Due September 14, 2014 to January 11, 2017 [Member]	Mar. 31, 2014 Date Range End [Member] Notes Payable for Mag Tank Financing Due November 14, 2014 to December 19, 2014 [Member]	Dec. 31, 2013 Date Range End [Member] Notes Payable for Mag Tank Financing Due November 14, 2014 to December 19, 2014 [Member]	Mar. 31, 2014 Date Range End [Member] Notes Payable for Mag Tank Financing Due February 28, 2015 and March 14, 2015 [Member]	Dec. 31, 2013 Date Range End [Member] Notes Payable for Mag Tank Financing Due February 28, 2015 and March 14, 2015 [Member]
Debt Instrument [Line Items]
Notes payable, fixed rate	5.24%	4.25%			6.73%	6.73%	9.00%	9.00%	5.70%	5.70%							7.00%	7.00%											15.00%	15.00%	15.00%	15.00%
Notes payable, maturity date									Nov. 30, 2017	Nov. 30, 2017			Dec. 28, 2032	Dec. 28, 2032					Sep. 01, 2026	Sep. 01, 2026					Sep. 13, 2023	Sep. 13, 2023	Apr. 30, 2014	Apr. 30, 2014					Sep. 30, 2013	Sep. 30, 2013	Dec. 09, 2014	Dec. 09, 2014	May 17, 2013	May 17, 2013	Jan. 25, 2013	Jan. 25, 2013	Jan. 20, 2013	Jan. 20, 2013	Sep. 14, 2014	Sep. 14, 2014	Nov. 14, 2014	Nov. 14, 2014	Feb. 28, 2015	Feb. 28, 2015	Feb. 28, 2014	Feb. 28, 2014	Aug. 25, 2018	Aug. 25, 2018	Feb. 17, 2017	Feb. 17, 2017	Feb. 10, 2013	Feb. 10, 2013	Nov. 02, 2017	Nov. 02, 2017	Jan. 11, 2017	Jan. 11, 2017	Dec. 19, 2014	Dec. 19, 2014	Mar. 14, 2015	Mar. 14, 2015
Note payable, variable rate minimum			6.00%	6.00%							4.25%	4.25%									12.93%	12.93%	12.08%	12.08%
Note payable, variable rate maximum											15.05%	15.05%	4.25%	4.25%							4.99%	4.99%	11.23%	11.23%	3.25%	3.25%
Notes payable related party, fixed rate															10.00%	10.00%											13.00%	13.00%
Promissory notes, accruing rate																	18.00%	18.00%
Notes payable to related parties																													$ 200	$ 200